RESEARCH AND DEVELOPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended		159 Months Ended	162 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Research and Development Arrangement [Line Items]
Research and development			$ 4,030	$ 2,688	$ 33,551
Less : Ramot reverse accruals (See Note 3)			0	0	(760)
Less : Participation by the Israeli Office of the Chief Scientist			(1,113)	(918)	(3,685)
Research and development, net	$ 680	$ 522	$ 2,917	$ 1,770	$ 29,106 [1]	$ 29,786

[1]	Out of which, $163, relating to the period from inception to March 31 2004, is unaudited.